Apr. 30, 2018

BARON

FUNDS®

Baron Global Advantage Fund

Supplement dated January 31, 2019

to Prospectus dated April 30, 2018

Effective January 31, 2019, in connection with the primary benchmark of Baron Global Advantage Fund (the “Fund”), the Prospectus of the Fund is modified as follows:

On page 57 of the Prospectus, the “Average Annual Total Returns for the periods ended December 31, 2017” table and the paragraph that follows the table are deleted in their entirety and replaced with the following:

Average Annual Total Returns for the periods ended December 31, 2017

	1 year	5 years	10 years	Since Inception
BARON GLOBAL ADVANTAGE FUND
Retail Shares (Inception date: 04-30-12)
Return before taxes	49.53%	14.67%	N/A	13.64%
Return after taxes on distributions	49.53%	14.64%	N/A	13.61%
Return after taxes on distributions and sale of Fund shares	28.03%	11.81%	N/A	11.03%
Institutional Shares (Inception date: 04-30-12)
Return before taxes	49.75%	14.91%	N/A	13.87%
R6 Shares* (Inception date: 08-31-16)
Return before taxes	49.89%	14.92%	N/A	13.88%
MSCI ACWI Index (reflects no deduction for fees or expenses)	23.97%	10.80%	N/A	10.42%
MSCI ACWI Growth Index (reflects no deduction for fees or expenses)	30.00%	12.10%	N/A	11.28%

*	Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

The Fund has changed its primary benchmark to the MSCI ACWI Index given its broad acceptance as the standard benchmark measuring global markets equity performance. For one year from the date of this prospectus, the Fund will maintain the MSCI ACWI Growth Index as a secondary benchmark. The MSCI ACWI Index and the MSCI ACWI Growth Index are unmanaged, free float-adjusted market capitalization weighted indexes. The MSCI ACWI Index Net USD and the MSCI ACWI Growth Index Net USD are designed to measure the equity market performance of large- and mid-cap securities across developed and emerging markets, including the United States. The MSCI ACWI Growth Index Net USD screens for growth-style securities.

This information supplements the Prospectus dated April 30, 2018. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.